Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIAA-CREF Life Funds
Entity Central Index Key	0001068204
Document Period End Date	Jun. 30, 2024
C000013878 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life International Equity Fund (Formerly known as TIAA-CREF Life International Equity Fund)
Class Name	Nuveen Life International Equity Fund (Formerly known as TIAA-CREF Life International Equity Fund)
Trading Symbol	TLINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life International Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life International Equity Fund	$30	0.60%
* This cost is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 147,786,210
Holdings Count | Holding	67
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$147,786,210

Total number of portfolio holdings	67

Portfolio turnover (%)	6%

Holdings [Text Block]
C000013880 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Small Cap Equity Fund (Formerly known as TIAA-CREF Life Small‑Cap Equity Fund)
Class Name	Nuveen Life Small Cap Equity Fund (Formerly known as TIAA-CREF Life Small‑Cap Equity Fund)
Trading Symbol	TLEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Small Cap Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Small Cap Equity Fund	$27	0.53%
* This cost is annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[2]
Net Assets	$ 65,422,691
Holdings Count | Holding	389
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$65,422,691

Total number of portfolio holdings	389

Portfolio turnover (%)	39%

Holdings [Text Block]
C000135632 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Balanced Fund (Formerly known as TIAA-CREF Life Balanced Fund)
Class Name	Nuveen Life Balanced Fund (Formerly known as TIAA-CREF Life Balanced Fund)
Trading Symbol	TLBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Balanced Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Balanced Fund	$5	0.10%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.
* This cost is annualized.

Expenses Paid, Amount	$ 5	[3]
Expense Ratio, Percent	0.10%	[3],[4]
Net Assets	$ 66,719,164
Holdings Count | Holding	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$66,719,164

Total number of portfolio holdings	8

Portfolio turnover (%)	5%

Holdings [Text Block]
C000013882 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Large Cap Responsible Equity Fund (Formerly known as TIAA-CREF Life Social Choice Equity Fund)
Class Name	Nuveen Life Large Cap Responsible Equity Fund (Formerly known as TIAA-CREF Life Social Choice Equity Fund)
Trading Symbol	TLCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Responsible Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Responsible Equity Fund	$11	0.22%
* This cost is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[5]
Net Assets	$ 95,295,451
Holdings Count | Holding	151
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$95,295,451

Total number of portfolio holdings	151

Portfolio turnover (%)	34%

Holdings [Text Block]
C000013884 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Core Bond Fund (Formerly known as TIAA-CREF Life Core Bond Fund)
Class Name	Nuveen Life Core Bond Fund (Formerly known as TIAA-CREF Life Core Bond Fund)
Trading Symbol	TLBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Core Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Bond Fund	$18	0.35%
* This cost is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[6]
Net Assets	$ 199,235,006
Holdings Count | Holding	1,016
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$199,235,006

Total number of portfolio holdings	1,016

Portfolio turnover (%)	44%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000013876 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Money Market Fund (Formerly known as TIAA-CREF Life Money Market Fund)
Class Name	Nuveen Life Money Market Fund (Formerly known as TIAA-CREF Life Money Market Fund)
Trading Symbol	TLMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Money Market Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Money Market Fund	$8	0.15%
* This cost is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[7]
Net Assets	$ 134,070,693
Holdings Count | Holding	71
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$134,070,693

Total number of portfolio holdings	71

Portfolio turnover (%)	0%

Holdings [Text Block]
C000013883 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Real Estate Securities Select Fund (Formerly known as TIAA-CREF Life Real Estate Securities Fund)
Class Name	Nuveen Life Real Estate Securities Select Fund (Formerly known as TIAA-CREF Life Real Estate Securities Fund)
Trading Symbol	TLRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Real Estate Securities Select Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Real Estate Securities Select Fund	$29	0.58%
* This cost is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[8]
Net Assets	$ 63,702,289
Holdings Count | Holding	37
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$63,702,289

Total number of portfolio holdings	37

Portfolio turnover (%)	10%

Holdings [Text Block]
C000013875 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Growth Equity Fund (Formerly known as TIAA-CREF Life Growth Equity Fund)
Class Name	Nuveen Life Growth Equity Fund (Formerly known as TIAA-CREF Life Growth Equity Fund)
Trading Symbol	TLGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Growth Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Growth Equity Fund	$26	0.52%
* This cost is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[9]
Net Assets	$ 179,424,439
Holdings Count | Holding	60
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$179,424,439

Total number of portfolio holdings	60

Portfolio turnover (%)	12%

Holdings [Text Block]
C000013877 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Core Equity Fund (Formerly known as TIAA-CREF Life Growth & Income Fund)
Class Name	Nuveen Life Core Equity Fund (Formerly known as TIAA-CREF Life Growth & Income Fund)
Trading Symbol	TLGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Core Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Equity Fund	$26	0.51%
* This cost is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[10]
Net Assets	$ 210,732,475
Holdings Count | Holding	54
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$210,732,475

Total number of portfolio holdings	54

Portfolio turnover (%)	23%

Holdings [Text Block]
C000013879 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Large Cap Value Fund (Formerly known as TIAA-CREF Life Large-Cap Value Fund)
Class Name	Nuveen Life Large Cap Value Fund (Formerly known as TIAA-CREF Life Large-Cap Value Fund)
Trading Symbol	TLLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Value Fund	$26	0.52%
* This cost is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[11]
Net Assets	$ 82,701,939
Holdings Count | Holding	87
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$82,701,939

Total number of portfolio holdings	87

Portfolio turnover (%)	11%

Holdings [Text Block]
C000013881 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Stock Index Fund (Formerly known as TIAA-CREF Life Stock Index Fund)
Class Name	Nuveen Life Stock Index Fund (Formerly known as TIAA-CREF Life Stock Index Fund)
Trading Symbol	TLSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Stock Index Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Stock Index Fund	$5	0.09%
* This cost is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[12]
Net Assets	$ 837,908,611
Holdings Count | Holding	2,700
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$837,908,611

Total number of portfolio holdings	2,700

Portfolio turnover (%)	1%

Holdings [Text Block]

[1]	This cost is annualized.
[2]	This cost is annualized.
[3]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[4]	This cost is annualized.
[5]	This cost is annualized.
[6]	This cost is annualized.
[7]	This cost is annualized.
[8]	This cost is annualized.
[9]	This cost is annualized.
[10]	This cost is annualized.
[11]	This cost is annualized.
[12]	This cost is annualized.